Debt (Tables)	6 Months Ended
Jan. 23, 2016
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:	January 23, 2016	July 25, 2015
	(millions)
Principal:
Revolving credit facility	$—	$116.0
Term loan	1,735.0	—
	1,735.0	116.0
Less: unamortized debt issuance costs (a)	(43.7)	(9.5)
unamortized original issue discount (a)	(32.7)	—
	1,658.6	106.5
Less: current portion	(18.0)	—
Total long-term debt	$1,640.6	$106.5

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(a) The original issue discount and debt issuance costs for the term loan are amortized over the life of the term loan using the interest rate method based on an imputed interest rate of approximately 6.3%. The unamortized debt issuance costs in connection with the Amended Revolving Credit Agreement, as defined below, are amortized on a straight-line basis over the life of the Amended Revolving Credit Agreement. Of the $76.4 million of unamortized debt issuance costs and original issue discount as of January 23, 2016, $69.9 million was related the term loan and $6.5 million was related to the revolving credit facility.

Schedule of Maturities of Long-term Debt	The Company's debt matures as follows:

Fiscal Year	Amount
(millions)
2016 (remaining six months)	$9.0
2017	54.0
2018	90.0
2019	90.0
2020	90.0
Thereafter	1,402.0
Total maturities	$1,735.0